RELATED PARTIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Investing and financing transactions
Short term investments in related parties		$ 992,000
Other investments to related parties	115,958,000	33,257,000
Cash position	927,694,000	2,529,010,000	1,135,987,000	827,313,000
Deposit accounts	333,594,000	206,470,000
Loans payable	3,561,953,000	4,935,275,000
Investment in shares of subsidiaries and affiliates of Sistema	9,763,000	10,538,000
Advertising costs	319,700,000	321,000,000	459,900,000
MGTS's liability to Sistema-Hals for project development and reconstruction of buildings		38,300,000
Dividends received from related party	47,973,000	25,355,000	26,692,000
Moscow Bank of Reconstruction and Development ("MBRD")
Investing and financing transactions
Short term investments in related parties		992,000
Cash position	378,700,000	963,600,000
Original maturities of deposit accounts, low end of range (in months)	3
Original maturities of deposit accounts, high end of range (in months)	12
Deposit accounts		1,000,000
Interest accrued on the deposits and cash on current accounts	19,700,000	25,100,000	43,200,000
Loans payable	300,000	1,200,000
Interest expense payable to related parties		800,000	1,300,000
Investment in shares of subsidiaries and affiliates of Sistema	5,208,000	5,248,000
Equity interest owned (as a percent)	2.82%
Sistema
Investing and financing transactions
Other investments to related parties	24,455,000	20,449,000
Sistema | Promissory notes 2009
Investing and financing transactions
Notes and loans receivable	20,300,000
Sistema | Promissory notes 2010
Investing and financing transactions
Notes and loans receivable	4,200,000
Intellect Telecom
Investing and financing transactions
Other investments to related parties		12,808,000
Notes and loans receivable		12,800,000
Interest rate on loans receivable (as a percent)	7.00%	11.00%
Mr. P. Fattouche and Mr. M. Fattouche
Investing and financing transactions
Other investments to related parties	91,503,000
Sistema Mass Media, a subsidiary of Sistema
Investing and financing transactions
Interest expense payable to related parties		1,400,000
Investment in shares of subsidiaries and affiliates of Sistema	3,827,000	3,856,000
Equity interest owned (as a percent)	3.14%
Other related parties
Investing and financing transactions
Investment in shares of subsidiaries and affiliates of Sistema	728,000	1,434,000
Sky Link and subsidiaries
Investing and financing transactions
Repaid outstanding indebtedness		14,300,000	3,400,000
Gain on partial reversal of provision for uncollectible loans		4,300,000
Sitronics, a subsidiary of Sistema
Investing and financing transactions
Purchases of telecommunications equipment, software and billing systems (FORIS)	272,600,000	190,100,000	357,600,000
Purchases of SIM cards and prepaid phone cards	29,900,000	32,400,000	39,600,000
Advances to related parties	144,600,000	23,700,000
Maxima, a subsidiary of Sistema
Investing and financing transactions
Advertising costs	76,200,000	102,000,000	138,800,000
Mediaplanning, a subsidiary of Sistema
Investing and financing transactions
Advertising costs	59,200,000	23,800,000	82,000,000
Sistema Hals
Investing and financing transactions
Advances on construction of aerial system		6,700,000
Svyazinvest
Investing and financing transactions
Dividends paid to related party			3,600,000
Dividends received from related party			$ 2,400,000